Expense Example {- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund Retail PRO-08 - Fidelity® Disciplined Equity Fund - Fidelity Disciplined Equity Fund-Retail Class	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978